Leases (Details) - Schedule of Supplemental Information Related to Operating Leases - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Supplemental Information Related to Operating Leases [Abstract]
Other assets - Right-of-Use assets	$ 1,722	$ 2,161
Accumulated amortization	852	1,120
Operating lease Right-of-Use assets, net	870	1,041
Lease liabilities – current - Accounts payable and accrued liabilities	336	346
Lease liabilities – noncurrent	499	686
Total operating lease liabilities	$ 835	$ 1,032
Weighted average remaining lease term in years	2 years 10 months 20 days	3 years 3 months 18 days
Weighted average annual discount rate	6.80%	6.70%